Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income Taxes [Line Items]
Federal and state effective tax rate	38.00%				(18.00%)
Provision for income taxes	$ 0	$ 5,129,627	$ (852,005)	$ 5,129,627	$ 3,777,113
Accrued interest and penalties					200,000
Earliest tax year subject to examination					2007
Operating loss carryforwards limitations on use					Due to the change of control resulting from the Foundation reverse acquisition, the Company will not be able to utilize the loss carryforwards.
Minimum
Income Taxes [Line Items]
Operating loss carryforwards, Net					$ 30,000,000